CONTINGENT CONSIDERATION PAYABLE	12 Months Ended
Mar. 31, 2023
Business Combination [Abstract]
CONTINGENT CONSIDERATION PAYABLE	CONTINGENT CONSIDERATION PAYABLE
Former Adelia Shareholders
The Company had commitments to the former shareholders of Adelia (“Former Adelia Shareholders”) based on the achievement of certain milestones (the “Milestones”) as set out in the contribution agreement entered in connection with Cybin’s acquisition of Adelia (the “Contribution Agreement”). These Milestones were paid in class B common shares of Cybin US (“Class B Shares”) at a price per Class B Share equal to ten times the current trading price of the Common Shares on the relevant pricing date (note 9). The final Milestone was achieved on August 31, 2022. The Company does not have any further commitments to the Former Adelia Shareholders as it relates to the issuance of Class B Shares for the achievement of Milestones, other than the exchange of such Class B Shares into Common Shares in accordance with their terms.
The following table presents the change in the carrying value of the contingent consideration for the years ended March 31, 2022 and March 31, 2023:

$
Balance as at March 31, 2021	3,201
Milestone achieved	(4,251)
Change in fair value	3,380
Accretion expense	316
Balance as at March 31, 2022	2,646
Milestone achieved	(2,988)
Change in fair value	329
Accretion expense	13
Balance as at March 31, 2023	—
As a result of changes in fair value of the contingent consideration, for the year ended March 31, 2023, the Company recorded an expense of $329 in the statement of loss and comprehensive loss as “change in fair value of contingent consideration”(2022 - $3,380) . In addition, for the year ended March 31, 2023, the Company recorded an accretion expense of $13 in the statement of loss and comprehensive loss as “contingent consideration accretion” (2022 - $316).